UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-568
                                    -------


Value Line Fund, Inc.
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)


Registrant's telephone number, including area code: 212-907-1500


Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: December 31, 2004
                         ------------------


Item I. Reports to Stockholders.

     A copy of the Annual Report to Stockholders for the period ended 12/31/04 is included with this Form.

Item 2. Code of Ethics

     (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

     (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

     (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

     (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

     (a)  Audit Fees 2004 - $8,891; Audit Fees 2003 - $29,140.

     (b)  Audit-Related fees - None.

     (c)  Tax Preparation Fees 2004 -$5,940; Tax Preparation Fees 2003 - $6,840.

     (d)  All Other Fees - None

     (e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.

     (e)(2) Not applicable.

     (f)  Not applicable.

     (g) Aggregate Non-Audit Fees 2004 -$5,940; Aggregate Non-Audit Fees 2003- $6,840.

     (h)  Not applicable.


Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

     (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

     (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

     (b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      ------------------------------------
      Jean B. Buttner, President


Date: 05/20/2005
      ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

      /s/ David T. Henigson
By:   -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: 05/20/2005
      -----------------

INVESTMENT ADVISER          Value Line, Inc.
                            220 East 42nd Street
                            New York, NY 10017-5891

DISTRIBUTOR                 Value Line Securities, Inc.
                            220 East 42nd Street
                            New York, NY 10017-5891

CUSTODIAN BANK              State Street Bank and Trust Co.
                            225 Franklin Street
                            Boston, MA 02110

SHAREHOLDER                 State Street Bank and Trust Co.
SERVICING AGENT             c/o BFDS
                            P.O. Box 219729
                            Kansas City, MO 64121-9729

INDEPENDENT                 PricewaterhouseCoopers LLP
REGISTERED PUBLIC           300 Madison Avenue
ACCOUNTING FIRM             New York, NY 10017

LEGAL COUNSEL               Peter D. Lowenstein, Esq.
                            Two Sound View Drive, Suite 100
                            Greenwich, CT 06830

DIRECTORS                   Jean Bernhard Buttner
                            John W. Chandler
                            Frances T. Newton
                            Francis C. Oakley
                            David H. Porter
                            Paul Craig Roberts
                            Marion N. Ruth
                            Nancy-Beth Sheerr

OFFICERS                    Jean Bernhard Buttner
                            Chairman and President
                            Sigourney B. Romaine
                            Vice President
                            John J. Koller
                            Vice President
                            David T. Henigson
                            Vice President and
                            Secretary/Treasurer
                            Joseph Van Dyke
                            Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #532848


                  -------------------------------------------
                                  ANNUAL REPORT
                  -------------------------------------------
                                December 31, 2004
                  -------------------------------------------


                                 The Value Line
                                   Fund, Inc.




                               [VALUE LINE LOGO]

The Value Line Fund, Inc.



                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The Value Line Fund beat its S&P 500 benchmark in 2004, returning 12.09%, including dividends, compared with 10.88% for the S&P 500 Index(1). The Fund's strong performance was ahead of the S&P thanks to a strong fourth-quarter performance: the Fund gained 13.28% in the December period, compared with 9.22% for the S&P 500.

Stocks generally rose in the first quarter, but prices seesawed down during the second and third quarters, and the broad indices generally touched their year's lows in the late summer. The ensuing rally represented most of the gains in 2004, or, in the case of the Dow Jones Industrial Average, more than the year's total return. Stocks benefited from strong earnings gains, which generally exceeded analysts' forecasts for the year. Although the Federal Reserve raised short-term interest rates five times during 2004, rising rates had little effect on stock prices last year.

The Value Line Fund generally invests in stocks that are ranked in the highest category for price performance over the next six to twelve months by the Value Line Timeliness Ranking System. The system favors stocks with strong price and earnings momentum relative to those of all other companies in the Value Line Investment Survey of approximately 1,700 stocks. At times, however, stock prices move well in advance of positive changes in earnings, and sometimes whole sectors do better in the market than in the Ranking System. This was the case in 2004, when the Fund's performance was hurt by underweighting the energy sector, which was the best-performing group in 2004. On the other hand,the Fund's underweighting in consumer staples helped its performance, as that sector returned less than the S&P last year.

We appreciate your continued support and look forward to serving you in the New Year.


                                             Sincerely,

                                             /s/ Jean Bernhard Buttner
                                             Jean Bernhard Buttner
                                             Chairman and President

February 16, 2005

--------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.
--------------------------------------------------------------------------------

                                                       The Value Line Fund, Inc.


FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The maturing business expansion continues to move along at a healthy 3%-4% pace, a level of growth that is underpinned by moderate and steady levels of consumer spending and industrial activity. Moreover, recent trends suggest that the present rate of improvement on the economic front will be sustained over the next several quarters.

Helping the expansion along should be high levels of activity in the housing, auto, retail, manufacturing, and service sectors. This steady growth is likely to be accompanied by modest levels of inflation for the most part. The wild card in the equation, and the reason that we are not forecasting an even greater level of economic growth, is the near-record price of oil. High oil prices threaten the sustainability of the business expansion and the level of price stability.

The continuing moderate pace of gross domestic product growth and accompanying modest inflation should have positive ramifications. That's because this combination probably will allow the Federal Reserve Board to pursue a measured monetary tightening course over the next year. Our feeling is that the Fed will increase rates sufficiently to keep inflation subdued, in the aggregate, but will not raise rates aggressively enough to derail the business expansion.

Our economic forecast, it should be noted, excludes allowances for a further escalation in global military conflict or a new incidence of worldwide terrorism, neither of which can be predicted with any degree of accuracy as to scope or timing.






--------------------------------------------------------------------------------

The Value Line Fund, Inc.


--------------------------------------------------------------------------------


            COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                             IN THE VALUE LINE FUND
                          AND THE S&P 500 Stock Index*

  [The following table was depicted as a line chart in the printed material.]

                                    $ Value                    $ Value
                                   Value Line                  S&P 500
         Date                         Fund                      Index
         ----                         ----                      -----
        1/1/1995                     10,000                    10,000
       3/31/1995                     10,892                    10,974
       6/30/1995                     11,659                    12,021
       9/30/1995                     12,827                    12,976
      12/31/1995                     13,212                    13,758
       3/31/1996                     14,351                    14,496
       6/30/1996                     15,130                    15,147
       9/30/1996                     15,817                    15,615
      12/31/1996                     16,188                    16,916
       3/31/1997                     15,738                    17,368
       6/30/1997                     18,099                    20,400
       9/30/1997                     20,161                    21,930
      12/31/1997                     19,682                    22,559
       3/31/1998                     21,443                    25,706
       6/30/1998                     22,000                    26,555
       9/30/1998                     19,105                    23,913
      12/31/1998                     23,669                    29,006
       3/31/1999                     25,978                    30,451
       6/30/1999                     26,720                    32,597
       9/30/1999                     25,540                    30,562
      12/31/1999                     29,997                    35,109
       3/31/2000                     31,402                    35,915
       6/30/2000                     29,825                    34,960
       9/30/2000                     29,814                    34,622
      12/31/2000                     25,391                    31,913
       3/31/2001                     22,266                    28,129
       6/30/2001                     23,621                    29,775
       9/30/2001                     19,747                    25,405
      12/31/2001                     22,135                    28,120
       3/31/2002                     22,159                    28,197
       6/30/2002                     19,286                    24,419
       9/30/2002                     16,712                    20,201
      12/31/2002                     16,524                    21,905
       3/31/2003                     16,403                    21,215
       6/30/2003                     17,926                    24,481
       9/30/2003                     18,168                    25,128
      12/31/2003                     19,214                    28,188
       3/31/2004                     19,429                    28,665
       6/30/2004                     19,497                    29,158
       9/30/2004                     19,011                    28,613
      12/31/2004                     21,536                    31,254

--------------------------------------------------------------------------------
* The Standard and Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

     The return for the index does not reflect expenses which are deducted from the Fund's returns.


PERFORMANCE DATA:**
                                     AVERAGE ANNUAL       GROWTH OF AN ASSUMED
                                      TOTAL RETURN       INVESTMENT OF $10,000
                                      ------------       ---------------------
1 year ended 12/31/04 .............      +12.09%               $11,209
5 years ended 12/31/04 ............       -6.41%               $ 7,180
10 years ended 12/31/04 ...........       +7.97%               $21,536


** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
4

                                                       The Value Line Fund, Inc.


--------------------------------------------------------------------------------

FUND EXPENSES:

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative total cost of owning different funds.

                                                                                   EXPENSES*
                                                                                  PAID DURING
                                                 BEGINNING       ENDING             PERIOD
                                                  ACCOUNT        ACCOUNT           7/1/04
                                                   VALUE          VALUE             THRU
                                                   7/1/04        12/31/04          12/31/04
                                                   ------        --------          --------
Actual .......................................    $1,000.00      $1,104.60          $5.98
Hypothetical (5% return before expenses) .....    $1,000.00      $1,019.46          $5.74

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half period.


--------------------------------------------------------------------------------

Value Line Fund, Inc.

PORTFOLIO HIGHLIGHTS AT DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                                 VALUE           PERCENTAGE
ISSUE                                            SHARES      (IN THOUSANDS)     OF NET ASSETS
-----------------------------------------------------------------------------------------------
Macromedia Inc. ..............................   116,100         $3,613            1.68%
Cendant Corp. ................................   154,100          3,603            1.68
Sapient Corp. ................................   454,000          3,591            1.67
Penney (J.C.) Co. Inc. .......................    86,300          3,573            1.66
Cree, Inc. ...................................    86,900          3,563            1.66
NVR Inc. .....................................     4,600          3,539            1.65
Urban Outfitters, Inc. .......................    79,400          3,525            1.64
American Eagle Outfitters, Inc. ..............    74,600          3,514            1.63
Cal Dive International, Inc. .................    86,100          3,508            1.63
Yahoo! Inc. ..................................    92,600          3,489            1.62


--------------------------------------------------------------------------------
ASSET ALLOCATION


Stocks         95.5%
Cash & Other    4.5%


--------------------------------------------------------------------------------
EQUITY SECTOR WEIGHTINGS

Technology               36.40%
Industrial Cyclical      21.59%
Retail Trade             12.49%
Services                  8.48%
Energy                    5.41%
Consumer Durables         5.18%
Health                    3.02%
Utilities                 2.25%
Non-Durables              1.78%
Finance                   1.70%
Other                     1.70%

--------------------------------------------------------------------------------
6

                                                       The Value Line Fund, Inc.

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                      VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
COMMON STOCKS (95.5%)
               AEROSPACE/DEFENSE (3.1%)
 71,300        Armor Holdings, Inc.*.................................    $3,353
 86,500        United Industrial Corp. ..............................     3,351
                                                                        --------
                                                                          6,704

               BIOTECHNOLOGY (0.5%)
 17,900        Amgen Inc.*...........................................     1,148

               CHEMICAL -- BASIC (1.1%)
 39,500        Lyondell Chemical Company.............................     1,142
 52,300        Olin Corporation......................................     1,152
                                                                        --------
                                                                          2,294
               CHEMICAL -- DIVERSIFIED (1.6%)
 60,000        Eastman Chemical Company..............................     3,464

               COAL (1.1%)
 27,400        Joy Global Inc. ......................................     1,190
 14,300        Peabody Energy Corp. .................................     1,157
                                                                        --------
                                                                          2,347
               COMPUTER & PERIPHERALS (2.7%)
 53,900        Apple Computer, Inc.*.................................     3,471
 27,600        Dell, Inc.*...........................................     1,163
 35,900        Network Appliance, Inc.*..............................     1,193
                                                                        --------
                                                                          5,827
               COMPUTER SOFTWARE & SERVICES (11.9%)
 55,100        Adobe Systems, Inc. ..................................     3,457
 19,300        Affiliated Computer Services, Inc.*...................     1,162
 83,200        Anteon International Corp.*...........................     3,483
 30,700        Autodesk, Inc.*.......................................     1,165
 50,600        CACI International, Inc.*.............................     3,447
 46,000        Citrix Systems, Inc.*.................................     1,128
 28,400        Cognizant Technology Solutions Corp. Class "A"*.......     1,202
 26,700        Cognos Inc.*..........................................     1,177

                                                                      VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
116,100        Macromedia, Inc.*.....................................   $ 3,613
 26,100        Mercury Interactive Corp.*............................     1,189
253,000        Oracle Corp.*.........................................     3,471
 27,000        SEI Investments Company...............................     1,132
                                                                        --------
                                                                         25,626
               DIVERSIFIED COMPANIES (2.7%)
154,100        Cendant Corp. ........................................     3,603
 82,500        Park-Ohio Holdings Corp.*.............................     2,137
                                                                        --------
                                                                          5,740
               E-COMMERCE (3.4%)
 49,900        Internet Security Systems, Inc.*......................     1,160
454,000        Sapient Corporation*..................................     3,591
 95,200        TIBCO Software, Inc.*.................................     1,270
 22,900        Websense, Inc.*.......................................     1,162
                                                                        --------
                                                                          7,183
               EDUCATIONAL SERVICES (0.6%)
 17,400        Bright Horizons Family Solutions, Inc.* ..............     1,127
  4,000        ITT Educational Services, Inc.*.......................       190
                                                                        --------
                                                                          1,317
               ELECTRICAL EQUIPMENT (3.8%)
 56,700        Garmin Ltd. ..........................................     3,450
 23,400        Rockwell Automation, Inc. ............................     1,159
112,000        Thomas & Betts Corp.*.................................     3,444
                                                                        --------
                                                                          8,053
               ELECTRICAL UTILITY -- CENTRAL (0.5%)
 17,800        TXU Corp. ............................................     1,149

               ELECTRONICS (2.7%)
 27,200        Harman International Industries, Inc. ................     3,455
 88,600        Intermagnetics General Corp.*.........................     2,251
                                                                        --------
                                                                          5,706

--------------------------------------------------------------------------------

The Value Line Fund, Inc.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                      VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
               FINANCIAL SERVICES -- DIVERSIFIED (0.5%)
 21,500        SLM Corp. ............................................    $1,148

               FOOD WHOLESALERS (0.7%)
 40,600        Nash Finch Company....................................     1,533

               HOME APPLIANCE (0.6%)
 13,400        Black & Decker Corp. (The)............................     1,184

               HOMEBUILDING (2.8%)
  5,000        Beazer Homes USA, Inc. ...............................       731
  5,500        KB Home...............................................       574
  4,600        NVR, Inc.*............................................     3,539
 17,400        Toll Brothers, Inc.*..................................     1,194
                                                                        --------
                                                                          6,038
               HOTEL/GAMING (0.5%)
 20,700        Station Casinos, Inc. ................................     1,132

               HUMAN RESOURCES (1.5%)
159,500        Korn/Ferry International*.............................     3,310

               INDUSTRIAL SERVICES (0.5%)
 20,700        C.H. Robinson Worldwide, Inc. ........................     1,149

               INFORMATION SERVICES (1.6%)
 62,500        Advisory Board Co. (The)*.............................     2,305
 20,000        FactSet Research Systems, Inc. .......................     1,169
                                                                        --------
                                                                          3,474
               INTERNET (2.2%)
 10,100        eBay, Inc.* ..........................................     1,175
 92,600        Yahoo!, Inc.*.........................................     3,489
                                                                        --------
                                                                          4,664
               MARITIME (1.5%)
194,300        OMI Corporation.......................................     3,274

                                                                      VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
               MEDICAL SERVICES (2.2%)
  9,200        Aetna Inc. ...........................................    $1,148
 34,700        American Healthways, Inc.*............................     1,147
 41,300        Community Health Systems, Inc.*.......................     1,151
 13,500        UnitedHealth Group Inc. ..............................     1,188
                                                                        --------
                                                                          4,634
               MEDICAL SUPPLIES (3.3%)
 32,600        Affymetrix, Inc.*.....................................     1,192
 40,600        Biosite, Inc.*........................................     2,498
126,200        Cytyc Corp.*..........................................     3,479
                                                                        --------
                                                                          7,169
               NATURAL GAS -- DIVERSIFIED (2.1%)
 67,300        Southwestern Energy Co.*..............................     3,411
 32,500        XTO Energy, Inc. .....................................     1,150
                                                                        --------
                                                                          4,561
               OILFIELD SERVICES/EQUIPMENT (1.6%)
 86,100        Cal Dive International, Inc.*.........................     3,508

               PAPER & FOREST PRODUCTS (0.5%)
 34,000        MeadWestvaco Corp. ...................................     1,152

               PETROLEUM -- PRODUCING (0.5%)
 23,700        Berry Petroleum Co. Class "A".........................     1,131

               PHARMACY SERVICES (0.5%)
 29,700        Walgreen Co. .........................................     1,140

               POWER INDUSTRY (0.4%)
 27,200        Headwaters, Inc.* ....................................       775

               PRECISION INSTRUMENT (1.9%)
 10,000        Kronos Incorporated*..................................       511
 81,500        II-VI, Inc.*..........................................     3,463
                                                                        --------
                                                                          3,974

--------------------------------------------------------------------------------
8

                                                       The Value Line Fund, Inc.

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                      VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
               RAILROAD (2.2%)
 19,300        Canadian National Railway Co. ........................   $ 1,182
 95,700        Norfolk Southern Corp. ...............................     3,463
                                                                        --------
                                                                          4,645
               RESTAURANT (1.2%)
 94,800        CKE Restaurants, Inc.* ...............................     1,376
 20,400        P.F. Chang's China Bistro, Inc.*......................     1,149
                                                                        --------
                                                                          2,525
               RETAIL BUILDING SUPPLY (3.2%)
 88,600        Building Materials Holding Corp. .....................     3,393
 81,100        Home Depot, Inc. (The)................................     3,466
                                                                        --------
                                                                          6,859
               RETAIL -- SPECIAL LINES (4.7%)
 26,000        Aeropostale, Inc.*....................................       765
 74,600        American Eagle Outfitters, Inc. ......................     3,514
 29,200        Bed Bath & Beyond, Inc.* .............................     1,163
 38,600        Quiksilver, Inc.* ....................................     1,150
 79,400        Urban Outfitters, Inc.*...............................     3,525
                                                                         10,117
               RETAIL STORE (2.8%)
 24,200        Costco Wholesale Corp. ...............................     1,171
 24,600        Kohl's Corp.*.........................................     1,210
 86,300        Penney (J.C.) Co., Inc. ..............................     3,573
                                                                        --------
                                                                          5,954
               SEMICONDUCTOR (1.7%)
 88,900        Cree, Inc.* ..........................................     3,563

               STEEL -- GENERAL (5.3%)
 58,500        Carpenter Technology Corp. ...........................     3,420
 23,400        Commercial Metals Co. ................................     1,183
 64,100        Nucor Corp. ..........................................     3,355
122,200        Steel Technologies Inc. ..............................     3,362
                                                                        --------
                                                                         11,320

                                                                      VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
               STEEL -- INTEGRATED (1.6%)
230,200        AK Steel Holding Corp.*...............................   $ 3,331

               TELECOMMUNICATION SERVICES (1.6%)
118,600        Western Wireless Corp. Class "A"*.....................     3,475

               TELECOMMUNICATIONS EQUIPMENT (4.7%)
128,000        Juniper Networks, Inc.*...............................     3,480
 97,100        Marvell Technology Group Ltd.*........................     3,444
 77,400        QUALCOMM, Incorporated................................     3,282
                                                                        --------
                                                                         10,206
               TOILETRIES/COSMETICS (0.1%)
  7,800        Chattem, Inc.*........................................       258

               TRUCKING (3.2%)
 25,400        Arkansas Best Corp. ..................................     1,140
 52,500        Heartland Express, Inc. ..............................     1,180
 77,400        Hunt (J.B.) Transport Services, Inc. .................     3,471
 20,800        Yellow Roadway Corp.*.................................     1,159
                                                                        --------
                                                                          6,950
               WIRELESS NETWORKING (2.1%)
 50,300        Itron, Inc.*..........................................     1,203
 41,100        Research In Motion Ltd.*..............................     3,387
                                                                        --------
                                                                          4,590
                                                                        --------

TOTAL COMMON STOCKS AND
  TOTAL INVESTMENT
  SECURITIES (95.5%)
  (COST $173,024,000)................................................   205,301
                                                                        --------

--------------------------------------------------------------------------------

The Value Line Fund, Inc.

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                                       VALUE
  PRINCIPAL                                                       (IN THOUSANDS
    AMOUNT                                                         EXCEPT PER
(IN THOUSANDS)                                                    SHARE AMOUNT)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (6.5%)
  (INCLUDING ACCRUED INTEREST)
$8,000     Collateralized by $7,427,000
             U.S. Treasury Bonds 5.50%,
             due 8/15/28, with a value of
             $8,174,000 (with UBS
             Warburg LLC, 1.50%, dated
             12/31/04, due 1/3/05,
             delivery value $8,001,000).........................     $ 8,000

6,100      Collateralized by $5,895,000
             U.S. Treasury Bonds
             11.75%, due 2/15/10, with a
             value of $6,218,000 (with
             Morgan Stanley, 1.40%,
             dated 12/31/04, due 1/3/05,
             delivery value $6,101,000).........................       6,100
                                                                    --------

           TOTAL REPURCHASE AGREEMENTS
             (COST $14,100,000).................................      14,100
                                                                    --------

EXCESS OF LIABILITIES OVER
  CASH AND OTHER ASSETS (-2.0%).................................      (4,376)
                                                                    --------

NET ASSETS (100.0%).............................................    $215,025
                                                                    ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  OUTSTANDING SHARE ($215,025,253 + 15,466,680
  SHARES OF CAPITAL STOCK OUTSTANDING)..........................    $  13.90
                                                                    ========

* Non-income producing



See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                                       The Value Line Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                  (IN THOUSANDS
                                                                    EXCEPT PER
                                                                   SHARE AMOUNT)
                                                                   -------------
ASSETS:
Investment securities, at value
  (Cost - $173,024) .............................................     $205,301
                                                                   -----------
Repurchase agreements
  (Cost - $14,100) ..............................................       14,100
Cash ............................................................           94
Receivable for securities sold ..................................        8,975
Dividends receivable ............................................           85
Receivable for capital shares sold ..............................           32
Prepaid expenses ................................................            4
                                                                   -----------
    TOTAL ASSETS ................................................      228,591
                                                                   -----------

LIABILITIES:
Payable for securities purchased ................................       13,060
Payable for capital shares repurchased ... ......................          252
Accrued expenses:
  Advisory fee ..................................................          122
  Service and distribution plan fees ............................           45
  Other .........................................................           87
                                                                   -----------
    TOTAL LIABILITIES ...........................................       13,566
                                                                   -----------
NET ASSETS ......................................................     $215,025
                                                                   ===========

NET ASSETS CONSIST OF:

Capital stock, at $1.00 par value (authorized 50,000,000,
  outstanding 15,466,680 shares) ................................     $ 15,467
Additional paid-in capital ......................................      157,213
Undistributed net investment income .............................            8
Undistributed net realized gain on investments ..................       10,060
Net unrealized appreciation of investments ......................       32,277
                                                                   -----------
NET ASSETS ......................................................     $215,025
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
  SHARE ($215,025,253 + 15,466,680 SHARES OUTSTANDING) ..........      $ 13.90
                                                                   ===========

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                  (IN THOUSANDS)
                                                                  --------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $12) .............      $ 1,017
Interest ........................................................          108
                                                                   -----------
    Total Income ................................................        1,125
                                                                   -----------

EXPENSES:
Advisory fee ....................................................        1,377
Service and distribution plan fees ..............................          510
Transfer agent fees .............................................          141
Auditing and legal fees .........................................           64
Printing ........................................................           44
Custodian fees ..................................................           44
Postage .........................................................           38
Insurance .......................................................           29
Registration and filing fees ....................................           23
Telephone .......................................................           22
Directors' fees and expenses.....................................           21
                                                                   -----------
  Total Expenses before Custody Credits .........................        2,313
  Less: Custody Credits .........................................           (3)
                                                                   -----------
  Net Expenses ..................................................        2,310
                                                                   -----------
NET INVESTMENT LOSS .............................................       (1,185)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net Realized Gain .............................................       24,093
  Change in Net Unrealized Appreciation .........................          635
                                                                   -----------
NET REALIZED GAIN AND CHANGE IN NET UNREALIZED APPRECIATION
  ON INVESTMENTS ................................................       24,728
                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................      $23,543
                                                                   ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                           YEAR ENDED      YEAR ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                              2004            2003
                                                                        ---------------------------------
                                                                                 (IN THOUSANDS)
OPERATIONS:
  Net investment loss ...............................................      $    (1,185)    $       (397)
  Net realized gain on investments ..................................           24,093           42,700
  Change in net unrealized appreciation .............................              635          (10,197)
                                                                        ---------------------------------
  Net increase in net assets from operations ........................           23,543           32,106
                                                                        ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain from investment transactions ....................          (28,186)         (22,708)
                                                                        ---------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares ......................................            7,470           59,344
  Proceeds from reinvestment of distributions to shareholders .......           26,514           21,413
  Cost of shares repurchased ........................................          (30,363)         (80,446)
                                                                        ---------------------------------
  Increase from capital share transactions ..........................            3,621              311
                                                                        ---------------------------------
TOTAL (DECREASE) INCREASE IN NET ASSETS .............................           (1,022)           9,709
NET ASSETS:
  Beginning of year .................................................          216,047          206,338
                                                                        ---------------------------------
  End of year .......................................................      $   215,025     $    216,047
                                                                        ---------------------------------
Undistributed net investment income, end of year ....................      $         8     $         --
                                                                        =================================


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                                       The Value Line Fund, Inc.

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the mid point between the latest available and representative asked and bit prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND IDEMNIFICATIONS. In the normal course of business the Fund enters into contract that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made

--------------------------------------------------------------------------------
                                                                              13

The Value Line Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (in thousands except per share amounts):

                                             YEAR ENDED       YEAR ENDED
                                            DECEMBER 31,     DECEMBER 31,
                                                2004             2003
                                            -------------------------------
Shares sold .............................          512            4,159
Shares issued to shareholders in
  reinvestment of dividends and
  distributions .........................        1,910            1,520
                                            -------------------------------
                                                 2,422            5,679
Shares repurchased ......................       (2,117)          (5,608)
                                            -------------------------------
Net increase ............................          305               71
                                            ===============================
Distributions per share from net
  realized gains ........................     $   2.07         $   1.63
                                            ===============================

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                                 2004
                                                            ------------
                                                            (IN THOUSANDS)
PURCHASES:
Investment Securities .................................       $582,663
                                                            ============
SALES:
Investment Securities .................................       $610,631
                                                            ============

4. INCOME TAXES

At December 31, 2004, information on the tax components of capital is as follows:


                                                               (in thousands)
Cost of investments for tax purposes .....................        $ 187,448
                                                                  =========
Gross tax unrealized appreciation ........................        $  32,797
                                                                  ---------
Gross tax unrealized depreciation ........................             (844)
Net tax unrealized appreciation on investments ...........        $  31,953
                                                                  =========
Undistributed ordinary income ............................        $  10,208
                                                                  ---------
Undistributed long-term gains ............................        $     184
                                                                  =========

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

The tax composition of distributions to shareholders for the years ended December 31, 2004 and 2003 were all from net long-term capital gains.

--------------------------------------------------------------------------------
14

                                                       The Value Line Fund, Inc.

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $1,377,000 was paid or payable to Value Line, Inc., the "Adviser"), for the year ended December 31, 2004. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus ..65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2004, fees amounting to $510,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the year ended December 31, 2004, the Fund paid brokerage commissions totaling $574,000 to the Distributor, which clears its transactions through unaffiliated brokers.

For the year ended December 31, 2004, the Fund's expenses were reduced by $3,000 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 474,679 shares of the Fund's capital stock, representing 3.1% of the outstanding shares at December 31, 2004.

--------------------------------------------------------------------------------
                                                                              15

The Value Line Fund, Inc.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                               YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------------------
                                                      2004            2003            2002            2001            2000
                                                  --------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR .............     $14.25          $13.67          $18.49          $21.37          $26.25
                                                  --------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment (loss) income .................       (.08)           (.03)           (.05)           (.04)           (.07)
  Net gains or losses on securities
    (both realized and unrealized) .............       1.80            2.24           (4.64)          (2.70)          (3.95)
                                                  --------------------------------------------------------------------------------
  Total from investment operations .............       1.72            2.21           (4.69)          (2.74)          (4.02)
                                                  --------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
  Distributions from net realized gains ........      (2.07)          (1.63)           (.13)           (.14)           (.86)
                                                  --------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ...................     $13.90          $14.25          $13.67          $18.49          $21.37
                                                  --------------------------------------------------------------------------------
TOTAL RETURN ...................................      12.09%          16.28%         (25.35)%        (12.82)%        (15.35)%
                                                  ================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) .........   $215,025        $216,047        $206,338        $303,034        $386,406
Ratio of expenses to average net assets (1).....       1.13%           1.13%           1.11%           1.04%            .89%
Ratio of net investment (loss) income to
  average net assets ...........................      (0.58)%         (0.19)%         (0.31)%          (.18)%          (.27)%
Portfolio turnover rate ........................        297%            129%             33%             45%             17%

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.03% for the year ended December 31, 2001, and unchanged for the years ended December 31, 2004, 2003, 2002, and 2000.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                                       The Value Line Fund, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF THE VALUE LINE FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Fund, Inc. (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

February 18, 2005

--------------------------------------------------------------------------------
                                                                              17

The Value Line Fund, Inc.

2004 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For the year ended December 31, 2004 the Fund distributed $28,185,626 of long-term capital gain to shareholders.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                                        PRINCIPAL
                                                                        OCCUPATION
                                                         LENGTH OF      DURING THE                         OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE             POSITION              TIME SERVED    PAST 5 YEARS                       HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*
---------------------
Jean Bernhard Buttner              Chairman of the       Since 1983     Chairman, President and            Value Line, Inc.
Age 70                             Board of Directors                   Chief Executive Officer of
                                   and President                        Value Line, Inc. (the
                                                                        "Adviser") and Value Line
                                                                        Publishing, Inc.; Chairman
                                                                        and President of each of
                                                                        the 14 Value Line Funds and
                                                                        Value Line Securities, Inc.
                                                                        (the "Distributor").
----------------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth                     Director              Since 2000     Real Estate Executive:             None
5 Outrider Road                                                         President, Ruth Realty (real
Rolling Hills, CA 90274                                                 estate broker); Director of the
Age 70                                                                  Adviser since 2000.
----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler                   Director              Since 1991     Consultant, Academic Search        None
1611 Cold Spring Rd.                                                    Consultation Service, Inc.;
Williamstown, MA 01267                                                  Trustee Emeritus and
Age 81                                                                  Chairman (1993-1994) of the
                                                                        Board of Trustees of Duke
                                                                        University; President
                                                                        Emeritus, Williams College.
----------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton                  Director              Since 2000     Customer Support Analyst,          None
4921 Buckingham Drive                                                   Duke Power Company.
Charlotte, NC 28209
Age 63
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

                                                       The Value Line Fund, Inc.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                                     PRINCIPAL
                                                                     OCCUPATION
                                                 LENGTH OF           DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE             POSITION      TIME SERVED         PAST 5 YEARS                     HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley                  Director      Since 2000          Professor of History,            Berkshire Life
54 Scott Hill Road                                                   Williams College, 1961 to        Insurance Company
Williamstown, MA 01267                                               2002; President Emeritus         of America
Age 73                                                               since 1994 and President,
                                                                     1985-1994; Chairman (1993-
                                                                     1997) and Interim President
                                                                     (2002) of the American
                                                                     Council of Learned
                                                                     Societies.
---------------------------------------------------------------------------------------------------------------------------------
David H. Porter                    Director      Since 1997          Visiting Professor of            None
5 Birch Run Drive                                                    Classics, Williams College,
Saratoga Springs, NY 12866                                           since 1999; President
Age 69                                                               Emeritus, Skidmore College
                                                                     since 1999 and President,
                                                                     1987-1998.
---------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts                 Director      Since 1983          Chairman, Institute for          A. Schulman Inc.
169 Pompano St.                                                      Political Economy.               (plastics)
Panama City Beach, FL 32413
Age 66
---------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr                  Director      Since 1996          Senior Financial Advisor,        None
1409 Beaumont Drive                                                  Hawthorne, since January
Gladwyne, PA 19035                                                   2001; Chairman, Radcliffe
Age 56                                                               College Board of Trustees,
                                                                     1990-1999.
---------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

The Value Line Fund, Inc.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                OCCUPATION
                                                             LENGTH OF          DURING THE
NAME, ADDRESS, AND AGE            POSITION                   TIME SERVED        PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
Sigourney B. Romaine              Vice President             Since 2004         Portfolio Manager with the
Age 61                                                                          Adviser since 2002;
                                                                                Securities Analyst with the
                                                                                Adviser, 1996-2002.
--------------------------------------------------------------------------------------------------------------------
John J. Koller                    Vice President             Since 2004         Portfolio Manager with the
Age 36                                                                          Adviser since 2004;
                                                                                Securities Analyst with the
                                                                                Adviser, 2000-2004.
--------------------------------------------------------------------------------------------------------------------
David T. Henigson                 Vice President,            Since 1994         Director, Vice President and
Age 46                            Secretary and Treasurer                       Compliance Officer of the
                                                                                Adviser; Director and
                                                                                Vice President of the
                                                                                Distributor; Vice President,
                                                                                Secretary, Treasurer and
                                                                                Chief Compliance Officer
                                                                                of each of the 14
                                                                                Value Line Funds.

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

     Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.


--------------------------------------------------------------------------------
20

                                                       The Value Line Fund, Inc.


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                                                                              21

The Value Line Fund, Inc.


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


                                                       The Value Line Fund, Inc.


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--------------------------------------------------------------------------------

The Value Line Fund, Inc.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 --VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.




* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

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